Average Annual Total Returns - Clearwater Select Equity Fund	Clearwater Select Equity Fund 1 Year	Clearwater Select Equity Fund 5 Years	Clearwater Select Equity Fund 10 Years	Clearwater Select Equity Fund Return After Taxes on Distributions 1 Year	Clearwater Select Equity Fund Return After Taxes on Distributions 5 Years	Clearwater Select Equity Fund Return After Taxes on Distributions 10 Years	Clearwater Select Equity Fund Return After Taxes on Distributions and Sales of Fund Shares 1 Year	Clearwater Select Equity Fund Return After Taxes on Distributions and Sales of Fund Shares 5 Years	Clearwater Select Equity Fund Return After Taxes on Distributions and Sales of Fund Shares 10 Years	Russell 2000® Index (reflects no deduction for expenses or taxes) 1 Year	Russell 2000® Index (reflects no deduction for expenses or taxes) 5 Years	Russell 2000® Index (reflects no deduction for expenses or taxes) 10 Years
Total	11.25%	10.81%	10.21%	10.69%	8.84%	7.97%	7.04%	8.11%	7.77%	19.96%	13.26%	11.20%